CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.     CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable, advances made to suppliers, loans receivables, advance made to and receivables form disposal of medical equipment from hospital customers. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2020, substantially all of the Group’s cash and restricted cash were deposited in financial institutions located in the PRC, Hong Kong, United States of America and in Singapore, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from network revenue earned from hospitals in PRC, as well as hospital revenue earned from patients in PRC and Singapore. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of medical equipment. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

With respect to advances made to and receivables form disposal of medical equipment from hospital customers hospital customers, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its hospital customers.

Concentration of customers

The Group currently generates a substantial portion of its revenue from a limited number of customers. As a percentage of revenues, the top five customers accounted for 35.0% 34.6% and 25.85% for the years ended December 31, 2018, 2019 and 2020, respectively. The loss of revenue from any of these customers would have a significant negative impact on the Group’s business. However, arrangements with customers are mostly long-term in nature. Due to the Group’s dependence on a limited number of customers and the profit sharing received by the Group depends on the performance of the hospitals that the Group does not control, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’s revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s medical equipment and construction is sourced from its five largest suppliers who collectively accounted for 90%, 97%and 95% of total medical equipment and construction purchases of the Group for the years ended December 31, 2018, 2019 and 2020, respectively. Failure to develop or maintain the relationships with these suppliers may cause the Group not able to identify other suppliers timely in order to expand its business with new hospitals. Any disruption in the supply of medical equipment to the Group may adversely affect the Group’s business, financial condition and results of operations.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

A medical-related business is subject to significant restrictions under current PRC laws and regulations. Currently, the Group conducts its operations in China through contractual arrangements entered into with hospitals in the PRC. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and restricted cash denominated in the US$. The depreciation (appreciation) of the RMB against US$ was  5.7%,1.3% and (6.3)% during the years ended December 31, 2018, 2019 and 2020, respectively. In the long term, the RMB may appreciate or depreciate more significantly in value against the U.S. dollar or other foreign currencies, depending on the market supply and demand with reference to a basket of currencies.